Acquisitions of Aegc and Ril (Tables)	12 Months Ended
Sep. 30, 2022
Acquisitions of Aegc and Ril (Tables) [Line Items]
Schedule of fair value of the assets acquired and liabilities assumed
Consideration paid	US$
Share consideration	1,250,007
Cash consideration	3,750,000
Non-controlling interest fair value	2,142,860
Total	7,142,867

Assets acquired and liabilities assumed
Cash and cash equivalents	2,610,943
Long-term investment	4,828,123
Total assets	7,439,066

Accounts payable	296,199
Total liabilities	296,199

Net assets acquired	7,142,867

Ril Acquisition [Member]
Acquisitions of Aegc and Ril (Tables) [Line Items]
Schedule of fair value of the assets acquired and liabilities assumed
Consideration paid	CAD$	US$
Cash	1,000,000	808,538
Non-controlling interest fair value	250,000	202,135
Total	1,250,000	1,010,673

Assets acquired and liabilities assumed
Cash and cash equivalents	2,188	1,769
Property, plant and equipment	545	441
Right-of-use assets	709,283	573,483
Intangible assets	534,167	431,894
Goodwill	971,858	785,784
Total assets	2,218,042	1,793,371

Accounts payable	200,000	161,708
Lease liabilities	709,283	573,483
Deferred income tax liabilities	58,758	47,508
Total liabilities	968,042	782,699

Net assets acquired	1,250,000	1,010,673